INVESTMENT IN EQUITY ACCOUNTED INVESTEES - Balances and transactions with joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of joint ventures [line items]
Accounts receivable (Note 10)	$ 152.8	$ 61.2
Contract assets	522.6	521.0
Accounts payable and accrued liabilities (Note 18)	8.1	14.9
Contract liabilities	708.3	607.4
Total for all joint ventures
Disclosure of joint ventures [line items]
Accounts receivable (Note 10)	154.1	63.2
Contract assets	29.3	22.3
Other non-current assets	51.2	39.5
Accounts payable and accrued liabilities (Note 18)	8.1	14.9
Contract liabilities	147.9	57.5
Revenue	270.0	278.7
Purchases	3.1	1.4
Other income	$ 2.9	$ 2.4